RidgeWorth Seix North Carolina Tax-Exempt Bond Fund
SEIX NORTH CAROLINA TAX-EXEMPT BOND FUND Summary Section A Shares and I Shares
Investment Objective
The Seix North Carolina Tax-Exempt Bond Fund (the “Fund”) seeks current income exempt from federal and state income taxes for North Carolina residents consistent with capital preservation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in RidgeWorth Funds. More information about these and other discounts is available from your financial professional and in Sales Charges on page 76 of the Fund’s prospectus and Rights of Accumulation on page 89 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - RidgeWorth Seix North Carolina Tax-Exempt Bond Fund	A Shares	I Shares
Maximum Sales Charge (load) Imposed On Purchases (as a % of offering price)	4.75%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - RidgeWorth Seix North Carolina Tax-Exempt Bond Fund		A Shares	I Shares
Management Fees		0.50%	0.50%
Distribution (12b-1) Fees		0.15%	none
Other Expenses		0.16%	0.23%
Total Annual Fund Operating Expenses		0.81%	0.73%
Fee Waivers and/or Expense Reimbursements	[1]	(0.01%)	(0.08%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements		0.80%	0.65%
[1]	The Adviser and Subadviser have contractually agreed to waive fees and reimburse expenses until at least August 1, 2017 in order to keep Total Annual Fund Operating Expenses (excluding, as applicable, taxes, brokerage commissions, substitute dividend expenses on securities sold short, interest expense, extraordinary expenses and Acquired Fund Fees and Expenses) from exceeding 0.80% and 0.65% for the A and I Shares, respectively. This agreement may be terminated upon written notice to the Adviser by RidgeWorth Funds.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that you reinvest all dividends and distributions. The example reflects contractual fee waivers and reimbursements for the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - RidgeWorth Seix North Carolina Tax-Exempt Bond Fund - USD ($)	1 year	3 years	5 years	10 years
A Shares	553	720	902	1,428
I Shares	66	225	398	899

Expense Example, No Redemption - RidgeWorth Seix North Carolina Tax-Exempt Bond Fund - USD ($)	1 year	3 years	5 years	10 years
A Shares	553	720	902	1,428
I Shares	66	225	398	899

Portfolio Turnover
The Fund pays transaction costs, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 42% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal securities with income exempt from U.S. federal and North Carolina state income taxes. Issuers of these securities can be located in North Carolina, Puerto Rico and other U.S. territories and possessions. The Fund may invest up to 20% of its assets in securities subject to the U.S. federal alternative minimum tax. The Fund may also invest a portion of its net assets in certain taxable debt securities.

In selecting investments for purchase and sale, the Fund's Subadviser, Seix Investment Advisors LLC ("Seix" or the "Subadviser"), tries to manage risk as much as possible. Based on the Subadviser's analysis of municipalities, credit risk, market trends and investment cycles, the Subadviser attempts to invest more of the Fund's assets in undervalued market sectors and less in overvalued sectors taking into consideration maturity, sector, credit, state and supply and demand levels. There are no limits on the Fund's average-weighted maturity or on the remaining maturities of individual securities.

The Subadviser attempts to diversify the Fund's holdings within the State of North Carolina. The Subadviser also attempts to identify and invest in municipal issuers with improving credit and avoid those with deteriorating credit.

The Fund invests in securities rated investment grade by at least one national securities rating agency or unrated securities that the Subadviser believes are of comparable quality. The Subadviser may retain securities if the rating of the security falls below investment grade and the Subadviser deems retention of the security to be in the best interests of the Fund.
Principal Investment Risks
You may lose money if you invest in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Debt Securities Risk: Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal or interest or will default. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer. The degree of credit risk depends on the issuer's financial condition and on the terms of the securities.

Debt securities are also subject to interest rate risk, which is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Municipal Securities Risk: Municipal securities can be significantly affected by litigation, political or economic events, as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Municipal securities backed by current or anticipated revenues from specific projects or assets can be negatively affected by the inability of the issuer to collect revenues for the projects or from the assets.

Non-Diversification Risk: The risk that, because the Fund may invest a higher percentage of its assets in a small number of issuers, the Fund is more susceptible to any single economic, political or regulatory event affecting those issuers than is a diversified fund.

State Concentration Risk: The Fund's concentration of investments in securities of issuers located in the State of North Carolina may subject the Fund to economic and government policies within the State.
Performance
The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. The Fund commenced operations on March 21, 2005. Performance between January 8, 2004 and March 21, 2005 is that of the CCMI Tax-Exempt North Carolina Bond Fund, the Fund’s predecessor. The performance of the predecessor fund has not been adjusted to reflect the Fund’s A Share expenses. If it had been, performance would have been lower. Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863 or by visiting www.ridgeworth.com.

The annual returns in the bar chart which follows are for the I Shares without reflecting payment of any sales charge; if they did reflect such payment of sales charges, annual returns would be lower.

The following table compares the Fund's average annual total returns for the periods indicated with those of a broad measure of market performance.
This bar chart shows the changes in performance of the Fund’s I Shares from year to year.
[1]	The performance information shown above is based on a calendar year. The Fund's total return for the six months ended June 30, 2016 was 4.21%.

Best Quarter	Worst Quarter
6.54%	-5.20%
(9/30/2009)	(12/31/2010)

AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2015)
Average Annual Total Returns - RidgeWorth Seix North Carolina Tax-Exempt Bond Fund	1 Year	5 Years	10 Years
A Shares	(1.99%)	3.80%	3.43%
I Shares	3.16%	4.97%	4.09%
I Shares | Return After Taxes on Distributions	3.00%	4.79%	4.00%
I Shares | Return After Taxes on Distributions and Sale of Fund Shares	2.91%	4.49%	3.90%
Barclays U.S. Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	3.30%	5.35%	4.72%

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only the I Shares. After-tax returns for other share classes will vary.